NET INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
SCHEDULE OF NET INCOME PER SHARE BASIC AND DILUTED

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Years Ended June 30,
	2026	2025	2024
Numerator:
Net income	$3,852,045	$3,819,813	$8,590,761
Less: net (loss) income attributable to non-controlling interest	(430,790)	(141,718)	342,339
Net income attributable to Gamehaus Holdings Inc’s shareholders	$4,282,835	$3,961,531	8,248,422

Denominator:
Weighted average number of ordinary shares*	53,389,642	51,539,531	50,000,000

Net income attributable to Gamehaus Holdings Inc’s shareholders per share
Basic and diluted	$0.08	$0.08	$0.16

*	Shares are presented on a retroactive basis to reflect the reverse recapitalization on January 24, 2025 for the business combination.